Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Right-of-Use Assets
Right-of-use assets

	2020
	Warehouse	Cranes	Courtyards	Major vessel maintenance	Corporate building		Total
Gross carrying amount
Balance 1 January 2020	$83,968	$3,112	$60,035	$10,834	$513,735		$671,684
Additions	216,548	8,610	-	22,135	92,170		339,463
Disposals	12,875	-	-	10,834	513,735	(a)	537,444
Balance at 31 December 2020	287,641	11,722	60,035	22,135	92,170		473,703

Depreciation
Balance 1 January 2020	40,212	2,197	10,794	8,667	49,715		111,585
Disposals	1,884	-	-	10,834	62,146		74,864
Depreciation	44,708	4,960	11,701	6,317	15,064		82,750
Balance 31 December 2020	83,036	7,157	22,495	4,150	2,633		119,471
Carrying amount 31 December 2020	$204,605	$4,565	$37,540	$17,985	$89,537		$354,232

	2019
	Warehouse	Cranes	Courtyards	Major vessel maintenance	Corporate building	Total
Gross carrying amount
Balance 1 January 2019	$-	$-	$-	$-	$-	$-
Additions	83,968	3,112	60,035	10,834	513,735	671,684
Disposals	-	-	-	-	-	-
Balance at 31 December 2019	83,968	3,112	60,035	10,834	513,735	671,684

Depreciation
Balance 1 January 2019	-	-	-	-	-	-
Disposals	-	-	-	-	-	-
Depreciation	40,212	2,197	10,794	8,667	49,715	111,585
Balance 31 December 2019	40,212	2,197	10,794	8,667	49,715	111,585
Carrying amount 31 December 2019	$43,756	$915	$49,241	$2,167	$464,020	$560,099

(a)
It corresponds to the cancellation of the rental agreement of the former corporate headquarters located on Av. De la Cuspide, which generates an effect on profit or loss in the amount of $113,469, which is presented in the caption of other (expenses) income (See note 19). In accordance with the agreement, the Company is bound to pay an amount of 158 thousand dollars monthly for 4 years, which will be conditioned to the rent or sale by the lessor of the real property.

Lease Information
As of December 31, 2020 and December 31, 2019, the information on leases is summarized below:

	2020
	Short-term	Long-term
Payable in Mexican pesos
Warehouse	$33,916	$174,894
Cranes	4,272	488
Courtyards	8,260	33,030
Major vessel maintenance	6,490	13,214

Payable in US dollars
Corporate building	5,307	75,642
	$58,245	$297,268

	2019
	Short-term	Long-term
Payable in Mexican pesos
Warehouse	$32,673	$14,094
Cranes	963	-
Courtyards	10,285	41,248
Major vessel maintenance	2,269	-

Payable in US dollars
Corporate building	14,388	471,439
	$60,578	$526,781

Leasing Activities by Type of Right-of-Use Asset
The table below describes the nature of Grupo TMM’s leasing activities by type of right-of-use asset recognized in the consolidated statement of financial position:

Right-of-use asset	No. of right-of-use assets leased	Range of remaining term (years)	No. of leases with extension options	No. of leases with purchase option	No. of leases with variable payments linked to an index	No. of leases with termination options
Corporate headquarters	1	8	-	-	1	-
Warehouse	6	1 - 5	2	-	6	-
Courtyards	5	1 – 6	5	-	5	-
Cranes	1	2	-	-	-	-
Major vessel maintenance	1	4	-	-	-	-

Minimum Future Lease Payments
Future minimum lease payments at 31 December 2020 and 2019 were as follows:

	Within the 1st year	1 to 3 years	3 to 5 years	After 5 years	Total
Balance at December 31, 2020
Lease payments	$95,914	$178,415	$152,179	$54,620	$481,128
Financial charges	(37,669)	(55,149)	(23,783)	(9,014)	(125,615)
Present values, net	$58,245	$123,266	$128,396	$45,606	$355,513

Balance at December 31, 2019
Lease payments	$121,847	$185,494	$198,259	$427,355	$932,955
Financial charges	(61,269)	(108,101)	(87,429)	(88,797)	(345,596)
Present values, net	$60,578	$77,393	$110,830	$338,558	$587,359

Expense Relating to Payments not Included in Measurement of Lease Liability
The expense relating to payments not included in the measurement of the lease liability is as follows:

	2020	2019
Short-term leases (a)	$307,643	$296,770
Leases of low-value assets	4,820	3,696
	$312,463	$300,466

(a)	Corresponds to the leasing of parcel and bulk carrier vessels.